Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Deferred tax assets:
Exit costs, environ-mental and other similar items	$56,441	$45,322	$45,403
Deferred employee benefit items	55,765	32,600	93,039
Other items (each less than 5 percent of total assets)	85,841	53,727	73,388
Total deferred tax assets	$198,047	$131,649	$211,830
Deferred tax liabilities:
Depreciation and amortization	$227,765	$214,696	$202,891

Components of the provisions for income taxes
Significant components of the provisions for income taxes were as follows:

	2014	2013	2012
Current:
Federal	$308,283	$229,997	$207,791
Foreign	53,045	42,543	51,264
State and local	50,049	33,082	27,642
Total current	411,377	305,622	286,697
Deferred:
Federal	(14,974)	30,384	8,692
Foreign	(7,361)	(9,041)	(16,964)
State and local	3,297	6,432	(2,150)
Total deferred	(19,038)	27,775	(10,422)
Total provisions for income taxes	$392,339	$333,397	$276,275

Components of income before income taxes and minority interest used for income tax purpose
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2014	2013	2012
Domestic	$1,113,527	$969,790	$712,873
Foreign	144,698	116,168	194,436
	$1,258,225	$1,085,958	$907,309

Reconciliation of the statutory federal income tax rate to the effective tax rate
A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.8	2.4	1.8
Investment vehicles	(2.5)	(2.1)	(2.1)
Domestic production activities	(2.5)	(2.2)	(1.9)
Other - net	(1.6)	(2.4)	(2.4)
Effective tax rate	31.2%	30.7%	30.4%

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
Balance at beginning of year	$30,997	$28,119	$29,666
Additions based on tax positions related to the current year	3,370	3,480	3,760
Additions for tax positions of prior years	4,428	5,059	7,392
Reductions for tax positions of prior years	(2,349)	(3,378)	(6,583)
Settlements	(4,089)	(103)	(1,139)
Lapses of Statutes of Limitations	(797)	(2,180)	(4,977)
Balance at end of year	$31,560	$30,997	$28,119